Cover Page Cover Page	Jan. 31, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jan. 31, 2023
Entity Registrant Name	HAWAIIAN HOLDINGS INC
Entity Incorporation, State or Country Code	DE
Entity File Number	001-31443
Entity Tax Identification Number	71-0879698
Entity Address, Address Line One	3375 Koapaka Street,
Entity Address, Address Line Two	Suite G-350
Entity Address, City or Town	Honolulu,
Entity Address, State or Province	HI
Entity Address, Postal Zip Code	96819
City Area Code	808
Local Phone Number	835-3700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock ($0.01 par value)
Trading Symbol	HA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Entity Central Index Key	0001172222
Amendment Flag	false